Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 286,160	$ 130,879	$ 139,206
Total ECL provisions	(330)	(180)	(188)
Total allowances and provisions	(3,478)	(1,239)	(1,244)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	40,791	30,594	33,211
Total ECL provisions	(69)	(33)	(40)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,323	3,744	3,624
Total ECL provisions	(26)	(7)	(10)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,539	1,387	1,506
Total ECL provisions	(12)	(4)	(7)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,270	20,771	22,549
Total ECL provisions	(11)	(11)	(12)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,895	2,087	3,009
Total ECL provisions	(4)	(4)	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,642	1,901	1,811
Total ECL provisions	(1)	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	81,866	45,838	44,018
Total ECL provisions	(178)	(98)	(95)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	46,696	26,533	26,096
Total ECL provisions	(128)	(83)	(76)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,724	8,824	10,373
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	150,450	42,102	47,421
Total ECL provisions	(81)	(46)	(49)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,706	6,716	9,439
Total ECL provisions	(7)	(4)	(4)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	16,000	5,212	5,110
Total ECL provisions	(22)	(7)	(6)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,001	4,863	5,408
Total ECL provisions	(34)	(19)	(21)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	60,961	7,972	8,964
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,056	10,049	10,458
Total ECL provisions	(8)	(9)	(10)
Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	763	438	537
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments | of which: Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Unconditionally revocable loan commitments | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	152
Total ECL provisions	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,328	3,522	4,183
Total ECL provisions	(2)	(3)	(4)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total allowances and provisions	1,203
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	277,748	126,609	134,410
Total ECL provisions	(201)	(113)	(111)
Total allowances and provisions	(597)	(303)	(308)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	39,207	29,900	32,332
Total ECL provisions	(26)	(12)	(14)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,421	3,329	3,051
Total ECL provisions	(9)	(3)	(3)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,153	1,188	1,299
Total ECL provisions	(4)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,080	20,730	22,504
Total ECL provisions	(8)	(8)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,872	2,087	3,009
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,629	1,894	1,803
Total ECL provisions	(1)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	77,446	43,907	42,085
Total ECL provisions	(104)	(59)	(55)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	42,890	24,890	24,444
Total ECL provisions	(85)	(50)	(45)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,724	8,824	10,373
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	148,053	40,465	45,452
Total ECL provisions	(69)	(38)	(39)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,154	6,299	8,854
Total ECL provisions	(7)	(5)	(3)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15,677	5,056	4,951
Total ECL provisions	(16)	(5)	(4)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,575	4,672	5,188
Total ECL provisions	(28)	(16)	(17)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	60,934	7,972	8,964
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,576	9,560	9,932
Total ECL provisions	(6)	(8)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	763	438	537
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	152
Total ECL provisions	0
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,319	3,512	4,169
Total ECL provisions	(2)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,779	4,041	4,562
Total ECL provisions	(71)	(51)	(56)
Total allowances and provisions	(606)	(253)	(272)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,382	597	761
Total ECL provisions	(15)	(7)	(7)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	820	347	486
Total ECL provisions	(7)	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	287	172	177
Total ECL provisions	(4)	(1)	(1)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	190	41	46
Total ECL provisions	(3)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	13	8	8
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,236	1,864	1,878
Total ECL provisions	(44)	(37)	(38)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,699	1,598	1,622
Total ECL provisions	(37)	(30)	(28)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,154	1,573	1,913
Total ECL provisions	(13)	(8)	(10)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	552	417	585
Total ECL provisions	0	1	(1)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	314	150	151
Total ECL provisions	(4)	(2)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	346	166	191
Total ECL provisions	(5)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	26	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	477	485	522
Total ECL provisions	(2)	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7	7	11
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	633	230	234
Total ECL provisions	(58)	(16)	(21)
Total allowances and provisions	(2,275)	(683)	(664)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	203	96	118
Total ECL provisions	(28)	(14)	(19)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	82	69	87
Total ECL provisions	(9)	(3)	(6)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	99	27	31
Total ECL provisions	(4)	(2)	(5)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	13	0	0
Total ECL provisions	(4)	(4)	(1)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	184	67	56
Total ECL provisions	(30)	(2)	(2)
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	107	46	30
Total ECL provisions	(6)	(2)	(2)
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	244	64	56
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9	7	8
Total ECL provisions	(2)	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	80	25	29
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	1	1
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	4	4
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2	3	4
Total ECL provisions	$ 0	$ 0	$ 0